Expense Example - Investor A, C, Institutional and Class R - BlackRock Core Bond Portfolio	Jan. 28, 2021 USD ($)
Investor A Shares
Expense Example:
Expense Example, with Redemption, 1 Year	$ 469
Expense Example, with Redemption, 3 Years	642
Expense Example, with Redemption, 5 Years	830
Expense Example, with Redemption, 10 Years	1,373
Investor C Shares
Expense Example:
Expense Example, with Redemption, 1 Year	248
Expense Example, with Redemption, 3 Years	488
Expense Example, with Redemption, 5 Years	852
Expense Example, with Redemption, 10 Years	1,673
Institutional Shares
Expense Example:
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	168
Expense Example, with Redemption, 5 Years	302
Expense Example, with Redemption, 10 Years	691
Class R Shares
Expense Example:
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	335
Expense Example, with Redemption, 5 Years	592
Expense Example, with Redemption, 10 Years	$ 1,327